Other Liabilities, Provisions and Contingencies - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	$ 7,927	$ 8,298
Tax [member]
Disclosure of other provisions [line items]
Provisions	4,653	5,038
Labor [member]
Disclosure of other provisions [line items]
Provisions	2,332	2,340
Legal [member]
Disclosure of other provisions [line items]
Provisions	$ 942	$ 920